COMMON SHARES	9 Months Ended
Dec. 31, 2017
COMMON SHARES
COMMON SHARES

(16)    COMMON SHARES

The Company’s board of directors approved a share repurchase program on November 1, 2012 to repurchase up to USD 5.0 million worth of its issued and outstanding American Depository Shares (“ADS”) in both open-market and privately negotiated transactions. On January 31, 2013, the Company’s board of director reviewed and approved the continuation of the share repurchase program through May 31, 2013. The Company’s board of directors approved a share repurchase program on August 5, 2014 to repurchase up to USD 5.0 million worth of its issued and outstanding ADSs in open-market through January 31, 2015. The Company’s board of directors approved a share repurchase program on September 24, 2015 to repurchase up to USD 3.0 million worth of its issued and outstanding ADSs in open-market through March 31, 2016. For the years ended March 31, 2016, 2017 and nine months ended December 31, 2017, the Company repurchased 1,134,264, nil and nil common shares at a repurchase price of RMB 19,536,028, RMB nil, and RMB nil respectively.